Leases - Schedule of Group's Lease Liabilities (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Lease liabilities
Balance at 1 January	$ 121,652
Adjustments for indexed leases	3,198
New leases	13,426
Cancelled leases	(1,709)
Installment payments	(4,848)
Foreign currency adjustment	17,773
Translation difference	362
Balance at 30 June	149,854
Current liabilities	(13,591)	$ (9,515)
Non-current liabilities	$ 136,263	$ 112,137